Loan Quality and the Allowance for Loan Losses - Credit-Rating Classification of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 1,742,868	$ 1,361,718
Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	580,612	500,647
Commercial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	983,755	666,828
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,281	11,851
Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	67,261	70,688
Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	75,611	80,813
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	24,010	26,613
Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,338	4,278
Originated and Purchased Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,503,363	1,161,443
Originated and Purchased Loans [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,479,971	1,132,163
Originated and Purchased Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,397	3,132
Originated and Purchased Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	20,711	25,846
Originated and Purchased Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	284	302
Originated and Purchased Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	23,392	29,280
Originated and Purchased Loans [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	506,445	498,987
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	492,531	482,462
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,626	1,843
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	12,288	14,682
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Residential Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	13,914	16,525
Originated and Purchased Loans [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	878,743	548,356
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	872,063	538,544
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	357	983
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,039	8,527
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	284	302
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Commercial Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6,680	9,812
Originated and Purchased Loans [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,619	5,717
Originated and Purchased Loans [Member] | Construction [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,461	5,717
Originated and Purchased Loans [Member] | Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	158
Originated and Purchased Loans [Member] | Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Construction [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Construction [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	158
Originated and Purchased Loans [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	32,589	27,051
Originated and Purchased Loans [Member] | Commercial Business [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	31,301	25,630
Originated and Purchased Loans [Member] | Commercial Business [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	25	50
Originated and Purchased Loans [Member] | Commercial Business [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,263	1,371
Originated and Purchased Loans [Member] | Commercial Business [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Commercial Business [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Commercial Business [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,288	1,421
Originated and Purchased Loans [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	67,173	66,726
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	66,016	65,353
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	146	228
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,011	1,145
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Home Equity Loans [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,157	1,373
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	10,546	10,461
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	10,352	10,339
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	84	28
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	110	94
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Home Equity Lines of Credit [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	194	122
Originated and Purchased Loans [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,248	4,145
Originated and Purchased Loans [Member] | Other Consumer [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,247	4,118
Originated and Purchased Loans [Member] | Other Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1
Originated and Purchased Loans [Member] | Other Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross		27
Originated and Purchased Loans [Member] | Other Consumer [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Other Consumer [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Originated and Purchased Loans [Member] | Other Consumer [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1	27
Loans Acquired at Fair Value [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	239,505	200,275
Loans Acquired at Fair Value [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	208,785	171,743
Loans Acquired at Fair Value [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	9,861	10,918
Loans Acquired at Fair Value [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	20,853	17,525
Loans Acquired at Fair Value [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6	89
Loans Acquired at Fair Value [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	30,720	28,532
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	74,167	1,660
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	73,425	1,301
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	742	359
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Residential Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	742	359
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	105,012	118,472
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	96,758	109,559
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,600	4,548
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,654	4,365
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Commercial Mortgage [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	8,254	8,913
Loans Acquired at Fair Value [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,662	6,134
Loans Acquired at Fair Value [Member] | Construction [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross		820
Loans Acquired at Fair Value [Member] | Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	353	1,300
Loans Acquired at Fair Value [Member] | Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,309	4,014
Loans Acquired at Fair Value [Member] | Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Construction [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Construction [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,662	5,314
Loans Acquired at Fair Value [Member] | Commercial Business [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	34,672	43,637
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,946	31,062
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	4,602	4,932
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	11,118	7,554
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6	89
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Commercial Business [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	15,726	12,575
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	8,438	14,087
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,582	13,419
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	45	62
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	811	606
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Home Equity Loans [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	856	668
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	13,464	16,152
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	12,003	15,450
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	245	76
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,216	626
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Home Equity Lines of Credit [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,461	702
Loans Acquired at Fair Value [Member] | Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	90	133
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Non-Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	71	132
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	16
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3	1
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross
Loans Acquired at Fair Value [Member] | Other Consumer [Member] | Total Classified Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 19	$ 1